UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-03170

THE MEXICO FUND, INC.

(Exact name of Registrant as specified in charter)

1775 I Street, NW, Suite 1100

Washington, DC 20006

(Address of principal executive offices) (Zip code)

José Luis Gómez Pimienta

77 Aristoteles Street, 3rd Floor

Polanco D.F. 11560 Mexico

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (202) 261-7941

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

As of July 31, 2012 (Unaudited)

Shares Held	COMMON STOCK—98.17%	Value	Percent of Net Assets
	Airports
1,000,000	Grupo Aeroportuario del Sureste, S.A.B. de C.V. Series B	$8,896,325	2.43%

	Beverages
1,865,000	Arca Continental, S.A.B. de C.V.	11,711,256	3.20
430,000	Coca-Cola Femsa, S.A.B. de C.V. Series L	4,780,000	1.30
3,300,000	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	28,174,445	7.69
1,700,000	Grupo Modelo, S.A.B. de C.V. Series C	15,294,656	4.18

		59,960,357	16.37

	Building Materials
22,530,000	Cemex, S.A.B. de C.V. Series CPO	15,685,860	4.28

	Chemical Products
3,054,545	Alpek, S.A.B. de C.V. Series A	7,468,443	2.04
3,630,396	Mexichem, S.A.B. de C.V.	17,167,240	4.69

		24,635,683	6.73

	Construction and Infrastructure
3,000,000	Empresas ICA, S.A.B. de C.V.	4,980,832	1.36

	Consumer Products
5,500,000	Kimberly-Clark de México, S.A.B. de C.V. Series A	11,471,142	3.13

	Financial Groups
1,470,000	Banregio Grupo Financiero, S.A.B. de C.V. Series O	5,024,585	1.37
3,600,000	Grupo Financiero Banorte, S.A.B. de C.V. Series O	19,232,806	5.25

		24,257,391	6.62

	Food
4,820,000	Grupo Bimbo, S.A.B. de C.V. Series A	11,976,683	3.27
1,550,000	Grupo Herdez, S.A.B. de C.V.	3,773,511	1.03

		15,750,194	4.30

	Health Care
3,600,000	Genomma Lab Internacional, S.A.B. de C.V. Series B	7,240,999	1.98

	Holding Companies
1,209,000	Alfa, S.A.B. de C.V. Series A	19,395,193	5.29
1,620,000	Grupo Carso, S.A.B. de C.V. Series A1	5,589,560	1.53

		24,984,753	6.82

	Housing
3,010,000	Urbi Desarrollos Urbanos, S.A.B. de C.V.	1,756,893	0.48

	Media
3,900,000	Grupo Televisa, S.A.B. Series CPO	17,751,611	4.85

	Mining
6,250,000	Grupo México, S.A.B. de C.V. Series B	17,480,550	4.77
105,500	Industrias Peñoles, S.A.B. de C.V.	4,337,506	1.19

		21,818,056	5.96

Shares Held	COMMON STOCK	Value	Percent of Net Assets
	Retail
2,550,000	Controladora Comercial Mexicana, S.A. de C.V. Series UBC	5,739,322	1.57
80,000	First Cash Financial Services, Inc.	3,208,019	0.88
1,300,000	El Puerto de Liverpool, S.A.B. de C.V. Series C-1	10,149,072	2.77
2,740,000	Grupo Comercial Chedraui, S.A.B. de C.V. Series B	7,166,005	1.96
9,000,000	Wal-Mart de México, S.A.B. de C.V. Series V	25,435,326	6.94

		51,697,744	14.12

	Steel
315,400	Ternium, S.A.	6,165,978	1.68

	Stock Exchange
3,200,000	Bolsa Mexicana de Valores, S.A.B. de C.V. Series A	6,097,936	1.67

	Telecommunications Services
41,000,000	América Móvil, S.A.B. de C.V. Series L	54,690,864	14.93
250,000	NII Holdings, Inc.	1,687,473	0.46

		56,378,337	15.39

	Total Common Stock	$359,530,091	98.17%

Securities Principal Amount	SHORT-TERM SECURITIES—1.97%
	Repurchase Agreements
$4,483,040	BBVA Bancomer, S.A., 4.43%, dated 07/31/12, due 08/01/12 repurchase price $4,483,592 collateralized by Bonos del Gobierno Federal.	$4,483,040	1.22%
	Time Deposits
	Comerica Bank, 0.12%, dated 07/31/12, due 08/01/12	2,754,018	0.75

	Total Short-Term Securities	7,237,058	1.97
	Total Investments	366,767,149	100.14

	Liabilities in Excess of Other Assets	(528,112)	(0.14)

	Net Assets Equivalent to $27.41 per share on 13,362,856 shares of capital stock outstanding	$366,239,037	100.00%

Supplemental Information

Effective November 1, 2008, the Fund adopted authoritative guidance under GAAP which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund has determined that the implementation did not have a material impact on the Fund’s financial statements.

This guidance establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).

These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ASSETS:
Investments in Securities:
Equity Investments(a)	$359,530,091	—	—	$359,530,091
Short Term Investments	—	$7,237,058	—	$7,237,058
Total Investments in Securities	$359,530,091	$7,237,058	—	$366,767,149

(a)	For detailed industry descriptions, see the accompanying Schedule of Investments.

The following is a reconciliation of the change in value of Level 3 assets (for which significant unobservable inputs were used to determine fair value):

Investments in Securities
Balance as of 10/31/11	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net Purchases (Sales)	—
Transfers in and/or (out) of Level 3	$—
Balance as of 7/31/12	—

Item 2.	Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ José Luis Gómez Pimienta
José Luis Gómez Pimienta
President and Principal Executive Officer

September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ José Luis Gómez Pimienta
José Luis Gómez Pimienta
President and Principal Executive Officer

September 27, 2012

By:	/s/ Alberto Osorio
Alberto Osorio
Senior Vice President, Treasurer and Principal Financial Officer

September 27, 2012